Statements of Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data	Total	Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance at beginning of period at Dec. 31, 2010	$ (288,487)	$ 293,444			$ (12)	$ (288,475)
Balance at beginning of period (in shares) at Dec. 31, 2010		661,059	5,773
Non-employee stock-based compensation expense	5			5
Employee and director stock-based compensation expense	757			757
Accretion to redemption value of redeemable convertible preferred stock	(12,609)	12,609				(12,609)
Net loss	(4,497)					(4,497)
Net unrealized gain (loss) on marketable securities	14				14
Balance at beginning of period at Dec. 31, 2011	(304,817)	306,053		762	2	(305,581)
Balance at beginning of period (in shares) at Dec. 31, 2011		661,059	5,773
Discount conversion feature associated with convertible notes	70			70
Issuance of common stock upon exercise of options (in shares)	19		19
Non-employee stock-based compensation expense	1		0	1
Employee and director stock-based compensation expense	80			80
Accretion to redemption value of redeemable convertible preferred stock	(12,644)	12,644				(12,644)
Net loss	(11,255)					(11,255)
Net unrealized gain (loss) on marketable securities	(2)				(2)
Balance at beginning of period at Dec. 31, 2012	(328,567)	318,697		913		(329,480)
Balance at beginning of period (in shares) at Dec. 31, 2012		661,059	5,792
Issuance of common stock upon exercise of options (in shares)	78		78
Issuance of common stock upon exercise of options	78
Employee and director stock-based compensation expense	49			49
Accretion to redemption value of redeemable convertible preferred stock	(9,289)	9,289				(9,289)
Repurchase of convertible preferred stock, value	8,247	(8,250)		8,247
Repurchase of convertible preferred stock, (in shares)		(39,606)
Conversion of preferred stock to common stock, value	319,736	(319,736)		319,736
Conversion of preferred stock to common stock, (in shares)		(621,453)	2,793,281
Issuance of common stock, net of $4,044 issuance costs (unaudited)	19,144		1	19,143
Issuance of common stock, (in shares)			5,366,669
Extinguishment of debt through issuance of common stock	16,945			16,945
Extinguishment of debt through issuance of common stock, (in shares)	624,944		624,944
Net loss	(6,159)					(6,159)
Balance at beginning of period at Sep. 30, 2013	$ 20,106		$ 1	$ 365,033		$ (344,928)
Balance at beginning of period (in shares) at Sep. 30, 2013			8,790,764